Cover	Oct. 27, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	001-42491
Entity Registrant Name	Beta Bionics, Inc.
Entity Central Index Key	0001674632
Entity Tax Identification Number	47-5386878
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Hughes
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	949
Local Phone Number	427-7785
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BBNX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false